Share-Based Compensation Expenses (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 25, 2016	Dec. 27, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-Based Compensation Expenses (Textual)
Share-based compensation expense			$ 2,014,664	$ 1,808,867
December 31, 2016 [Member]
Share-Based Compensation Expenses (Textual)
Share-based compensation expense	$ 73,500		$ 1,941,163
Restricted Stock [Member]
Share-Based Compensation Expenses (Textual)
Restricted common stock exchange for legal services	15,000	317,345
Restricted common stock exchange for professional services	15,000	340,555
Restricted common stock granted for legal and professional services, share price	$ 4.9	$ 5.7